Income Taxes (Roll-Forward of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits [Line Items]
Balance as of beginning of the year	$ 26.3	$ 25.7
Increase due to tax positions related to current periods	1.2	1.0
Increase due to tax positions related to prior periods	0.2	0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0
Settlements	(1.6)	0
Foreign exchange	0.4	(0.1)
Balance as of the end of the year	19.7	26.3
Umeco [Member]
Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits [Line Items]
Increase due to tax positions	$ 11.1	$ 0